Quarterly Holdings Report
for
Fidelity® MSCI Energy Index ETF
October 31, 2020
T03-QTLY-1220
1.9584807.106

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.5%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 9.3%
Oil & Gas Drilling – 0.4%
Helmerich & Payne, Inc.	67,110	$ 997,926
Patterson-UTI Energy, Inc.	117,539	300,900
Transocean Ltd. (a)	363,262	243,567
		1,542,393
Oil & Gas Equipment & Services – 8.9%
Archrock, Inc.	81,572	483,722
Baker Hughes Co.	408,027	6,026,559
Cactus, Inc. Class A	29,711	505,087
ChampionX Corp. (a)	118,089	1,030,917
Core Laboratories N.V.	27,917	403,401
DMC Global, Inc.	9,241	328,702
Dril-Quip, Inc. (a)	21,843	565,734
Frank's International N.V. (a)	70,648	123,634
Halliburton Co.	546,464	6,590,356
Helix Energy Solutions Group, Inc. (a)	88,644	219,837
Liberty Oilfield Services, Inc. Class A	41,517	277,334
Matrix Service Co. (a)	16,337	124,161
National Oilwell Varco, Inc.	242,018	2,032,951
NexTier Oilfield Solitions, Inc. (a)	100,269	189,508
Oceaneering International, Inc. (a)	62,455	254,816
ProPetro Holding Corp. (a)	53,564	211,578
RPC, Inc. (a)	33,605	79,980
Schlumberger N.V.	864,481	12,915,346
SEACOR Holdings, Inc. (a)	12,027	368,387
Select Energy Services, Inc. Class A (a)	38,219	115,421
TechnipFMC PLC	265,685	1,469,238
		34,316,669
TOTAL ENERGY EQUIPMENT & SERVICES		35,859,062
OIL, GAS & CONSUMABLE FUELS – 90.2%
Coal & Consumable Fuels – 0.1%
Arch Resources, Inc.	8,961	273,759
Peabody Energy Corp.	45,284	58,416
		332,175
Integrated Oil & Gas – 45.1%
Chevron Corp.	1,197,609	83,233,826
Exxon Mobil Corp.	2,631,781	85,848,696
Occidental Petroleum Corp.	560,629	5,118,543
		174,201,065
Oil & Gas Exploration & Production – 21.4%
Antero Resources Corp. (a)	143,285	487,169
Apache Corp.	235,327	1,953,214
Bonanza Creek Energy, Inc. (a)	10,540	186,663
Brigham Minerals, Inc. Class A	27,005	238,184
Cabot Oil & Gas Corp.	248,276	4,416,830
Cimarex Energy Co.	63,705	1,616,196
CNX Resources Corp. (a)	139,699	1,355,080
Concho Resources, Inc.	122,527	5,086,096
ConocoPhillips	667,262	19,097,038
Continental Resources, Inc.	57,112	687,057

	Shares	Value

Devon Energy Corp.	238,580	$ 2,130,519
Diamondback Energy, Inc.	98,352	2,553,218
EOG Resources, Inc.	362,562	12,414,123
EQT Corp.	159,246	2,410,984
Gulfport Energy Corp. (a)	71,510	18,307
Hess Corp.	172,190	6,408,912
Kosmos Energy Ltd.	252,131	250,694
Magnolia Oil & Gas Corp. Class A (a)	78,617	341,198
Marathon Oil Corp.	492,700	1,951,092
Matador Resources Co. (a)	69,455	491,047
Murphy Oil Corp.	91,295	704,797
Northern Oil and Gas, Inc. (a)	15,241	56,392
Ovintiv, Inc.	162,061	1,490,961
Parsley Energy, Inc. Class A	188,315	1,885,033
PDC Energy, Inc. (a)	62,258	742,115
Pioneer Natural Resources Co.	102,695	8,170,414
Range Resources Corp.	143,694	945,507
Southwestern Energy Co. (a)	372,642	994,954
Talos Energy, Inc. (a)	10,206	67,156
Tellurian, Inc. (a)	130,401	125,185
Texas Pacific Land Trust	3,872	1,743,988
Viper Energy Partners LP	38,507	269,934
W&T Offshore, Inc. (a)	62,855	87,997
WPX Energy, Inc. (a)	261,916	1,207,433
		82,585,487
Oil & Gas Refining & Marketing – 10.3%
Clean Energy Fuels Corp. (a)	93,869	232,795
CVR Energy, Inc.	19,061	209,862
Delek US Holdings, Inc.	46,131	464,078
HollyFrontier Corp.	95,864	1,774,443
Marathon Petroleum Corp.	405,053	11,949,063
Par Pacific Holdings, Inc. (a)	25,164	162,056
PBF Energy, Inc. Class A	63,483	296,466
Phillips 66	272,008	12,691,893
Renewable Energy Group, Inc. (a)	22,683	1,279,321
REX American Resources Corp. (a)	3,507	254,924
Valero Energy Corp.	253,959	9,805,357
World Fuel Services Corp.	39,601	833,601
		39,953,859
Oil & Gas Storage & Transportation – 13.3%
Antero Midstream Corp.	178,503	1,022,822
Cheniere Energy, Inc. (a)	141,336	6,765,754
Diamond S Shipping, Inc. (a)	16,419	92,932
Dorian LPG Ltd. (a)	25,152	206,246
EnLink Midstream LLC (a)	168,857	457,602
Equitrans Midstream Corp.	256,187	1,859,918
International Seaways, Inc.	15,251	206,499
Kinder Morgan, Inc.	1,267,830	15,087,177
ONEOK, Inc.	274,022	7,946,638
Plains GP Holdings LP Class A (a)	109,492	699,654
Rattler Midstream LP	27,284	160,157
Targa Resources Corp.	145,283	2,331,792

2

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Storage & Transportation – continued
The Williams Cos., Inc.	755,711	$ 14,502,094
		51,339,285
TOTAL OIL, GAS & CONSUMABLE FUELS		348,411,871
TOTAL COMMON STOCKS (Cost $701,355,418)		384,270,933
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,080,000)	1,080,000	1,080,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $702,435,418)		385,350,933
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%		596,236
NET ASSETS – 100.0%		$ 385,947,169

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $225,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Contracts	55	December 2020	$1,629,650	$(119,282)	$(119,282)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
3

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5